Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Cash used in operating activities	$ (600,442)	$ (201,374)
Interest paid on leases	(1,959)	(1,676)
Interest paid on borrowings	(19,801)	(930)
Interest received	4,473	3,535
Income tax paid	(1,130)	(5,850)
Net cash used in operating activities	(618,859)	(206,295)
Cash flows from investing activities
Purchase of property, plant and equipment, investment properties and intangible assets	(151,318)	(46,948)
Payments for mining rigs	(5,887)	(1,738)
Purchase of financial assets at fair value through profit or loss	(1,332)	(2,524)
Purchase of cryptocurrencies	(18,159)
Proceeds from disposal of property, plant and equipment		244
Proceeds from disposal of cryptocurrencies	112,351	169,724
Cash paid for the site and gas-fired power project in Alberta, Canada	(21,881)
Cash paid for business combinations, net of cash acquired		(6,277)
Net cash generated from / (used in) investing activities	(86,226)	112,481
Cash flows from financing activities
Capital element of lease rentals paid	(3,893)	(2,574)
Proceeds from borrowings	17,472
Repayments of borrowings	(4)
Borrowings from a related party	180,000
Repayments of borrowings to a related party	(7,083)
Proceeds from issuance of shares for exercise of share rewards	1,665	604
Proceeds from issuance of ordinary shares, net of transaction costs	118,403	155,692
Proceeds from issuance of shares for exercise of warrants	50,000
Payment for future issuance costs		(297)
Acquisition of treasury shares	(30,010)
Proceeds from convertible senior notes, net of transaction costs	363,192
Repayments to convertible senior notes in connection with note extinguishment	(33,783)
Purchase of zero-strike call option	(129,607)
Net cash generated from financing activities	526,352	153,425
Net increase / (decrease) in cash and cash equivalents	(178,733)	59,611
Cash and cash equivalents at January 1	476,270	144,729
Effect of movements in exchange rates on cash and cash equivalents held	2,255	(458)
Cash and cash equivalents at June 30	$ 299,792	$ 203,882